PORTFOLIO OF INVESTMENTS – as of October 31, 2022 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)

Common Stocks – 58.8% of Net Assets

	Aerospace & Defense – 1.3%
219	AAR Corp.(a)	$9,706
47	Axon Enterprise, Inc.(a)	6,836
514	Boeing Co. (The)(a)	73,250
46	L3Harris Technologies, Inc.	11,338
33	Lockheed Martin Corp.	16,060
69	Moog, Inc., Class A	5,848
10	Northrop Grumman Corp.	5,490
114	Raytheon Technologies Corp.	10,809

		139,337

	Air Freight & Logistics – 0.4%
311	Expeditors International of Washington, Inc.	30,431
15	FedEx Corp.	2,404
84	GXO Logistics, Inc.(a)	3,070
62	United Parcel Service, Inc., Class B	10,402

		46,307

	Airlines – 0.2%
227	Alaska Air Group, Inc.(a)	10,092
210	Delta Air Lines, Inc.(a)	7,125
687	JetBlue Airways Corp.(a)	5,524

		22,741

	Auto Components – 0.5%
36	Aptiv PLC(a)	3,279
683	BorgWarner, Inc.	25,633
464	Dana, Inc.	7,405
84	Dorman Products, Inc.(a)	6,856
64	Visteon Corp.(a)	8,350

		51,523

	Automobiles – 1.0%
999	General Motors Co.	39,211
296	Tesla, Inc.(a)	67,352
65	Thor Industries, Inc.	5,295

		111,858

	Banks – 3.0%
286	Ameris Bancorp	14,732
874	Bank of America Corp.	31,499
326	Cadence Bank	9,014
890	Citigroup, Inc.	40,816
113	Citizens Financial Group, Inc.	4,622
49	First Republic Bank	5,885
1,567	FNB Corp.	22,643
1,093	Fulton Financial Corp.	19,925
480	Huntington Bancshares, Inc.	7,286
294	International Bancshares Corp.	14,583

Shares	Description	Value (†)

Common Stocks – continued

	Banks – continued
162	JPMorgan Chase & Co.	$20,393
172	KeyCorp	3,074
99	PNC Financial Services Group, Inc. (The)	16,021
154	Regions Financial Corp.	3,380
354	Truist Financial Corp.	15,856
455	Trustmark Corp.	16,639
192	U.S. Bancorp	8,150
277	Webster Financial Corp.	15,030
1,075	Wells Fargo & Co.	49,439
120	Wintrust Financial Corp.	11,234

		330,221

	Beverages – 1.3%
58	Boston Beer Co., Inc. (The), Class A(a)	21,651
269	Coca-Cola Co. (The)	16,100
167	Keurig Dr Pepper, Inc.	6,486
838	Monster Beverage Corp.(a)	78,537
112	PepsiCo, Inc.	20,337

		143,111

	Biotechnology – 2.1%
94	AbbVie, Inc.	13,762
269	Alnylam Pharmaceuticals, Inc.(a)	55,753
46	Amgen, Inc.	12,436
154	Arrowhead Pharmaceuticals, Inc.(a)	5,361
35	Biogen, Inc.(a)	9,920
195	BioMarin Pharmaceutical, Inc.(a)	16,893
300	CRISPR Therapeutics AG(a)	15,702
134	Gilead Sciences, Inc.	10,514
189	Halozyme Therapeutics, Inc.(a)	9,036
66	Incyte Corp.(a)	4,906
82	Neurocrine Biosciences, Inc.(a)	9,440
74	Regeneron Pharmaceuticals, Inc.(a)	55,407
25	United Therapeutics Corp.(a)	5,763
11	Vertex Pharmaceuticals, Inc.(a)	3,432

		228,325

	Building Products – 0.8%
129	Builders FirstSource, Inc.(a)	7,954
47	Carlisle Cos., Inc.	11,224
82	Carrier Global Corp.	3,260
303	Fortune Brands Home & Security, Inc.	18,277
35	Lennox International, Inc.	8,175
450	Masco Corp.	20,822
107	Owens Corning	9,160
90	Trex Co., Inc.(a)	4,328

		83,200

	Capital Markets – 3.4%
19	Ameriprise Financial, Inc.	5,873
662	Bank of New York Mellon Corp. (The)	27,877

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – continued
11	BlackRock, Inc.	$7,105
37	Cboe Global Markets, Inc.	4,606
446	Charles Schwab Corp. (The)	35,533
62	CME Group, Inc.	10,745
74	FactSet Research Systems, Inc.	31,486
100	Goldman Sachs Group, Inc. (The)	34,451
389	Intercontinental Exchange, Inc.	37,177
229	Janus Henderson Group PLC	5,214
1,012	KKR & Co., Inc.	49,214
13	MarketAxess Holdings, Inc.	3,173
20	Moody’s Corp.	5,297
54	Morgan Stanley	4,437
61	MSCI, Inc.	28,600
30	Northern Trust Corp.	2,531
20	S&P Global, Inc.	6,425
464	SEI Investments Co.	25,195
567	State Street Corp.	41,958
46	Virtus Investment Partners, Inc.	7,889

		374,786

	Chemicals – 0.6%
39	Air Products & Chemicals, Inc.	9,765
43	DuPont de Nemours, Inc.	2,460
128	HB Fuller Co.	8,923
91	Innospec, Inc.	9,099
53	Linde PLC	15,759
168	Livent Corp.(a)	5,304
106	Minerals Technologies, Inc.	5,831
63	Stepan Co.	6,580

		63,721

	Commercial Services & Supplies – 0.3%
63	MSA Safety, Inc.	8,457
78	Tetra Tech, Inc.	11,020
133	Viad Corp.(a)	4,958
24	Waste Management, Inc.	3,801

		28,236

	Communications Equipment – 0.2%
156	Ciena Corp.(a)	7,472
25	F5, Inc.(a)	3,573
84	Lumentum Holdings, Inc.(a)	6,254

		17,299

	Construction & Engineering – 0.2%
256	AECOM	19,272

	Construction Materials – 0.2%
25	Martin Marietta Materials, Inc.	8,400
60	Vulcan Materials Co.	9,822

		18,222

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 1.0%
1,404	Ally Financial, Inc.	$38,694
191	American Express Co.	28,354
369	Capital One Financial Corp.	39,122

		106,170

	Containers & Packaging – 0.1%
29	Ball Corp.	1,432
212	Sonoco Products Co.	13,161

		14,593

	Distributors – 0.1%
46	Genuine Parts Co.	8,182

	Diversified Consumer Services – 0.1%
75	Grand Canyon Education, Inc.(a)	7,547
157	Service Corp. International	9,516

		17,063

	Diversified Telecommunication Services – 0.4%
615	AT&T, Inc.	11,211
169	Iridium Communications, Inc.(a)	8,709
213	Lumen Technologies, Inc.	1,568
736	Verizon Communications, Inc.	27,504

		48,992

	Electric Utilities – 0.4%
168	American Electric Power Co., Inc.	14,771
215	Eversource Energy	16,400
87	IDACORP, Inc.	9,109

		40,280

	Electrical Equipment – 0.5%
90	Eaton Corp. PLC	13,506
118	Emerson Electric Co.	10,219
59	Hubbell, Inc.	14,011
72	Regal Rexnord Corp.	9,111
21	Rockwell Automation, Inc.	5,361
182	Sunrun, Inc.(a)	4,097

		56,305

	Electronic Equipment, Instruments & Components – 0.7%
126	Advanced Energy Industries, Inc.	9,910
92	Amphenol Corp., Class A	6,976
267	Avnet, Inc.	10,731
168	Cognex Corp.	7,767
48	Corning, Inc.	1,544
34	Keysight Technologies, Inc.(a)	5,921
33	Littelfuse, Inc.	7,268
94	Mobileye Global, Inc., Class A(a)	2,480
157	TE Connectivity Ltd.	19,190

Shares	Description	Value (†)

Common Stocks – continued

	Electronic Equipment, Instruments & Components – continued
13	Teledyne Technologies, Inc.(a)	$5,174

		76,961

	Energy Equipment & Services – 0.2%
830	Archrock, Inc.	6,233
141	Baker Hughes Co.	3,900
375	ChampionX Corp.	10,733
124	Schlumberger NV	6,452

		27,318

	Entertainment – 2.5%
179	Activision Blizzard, Inc.	13,031
79	Electronic Arts, Inc.	9,951
351	Netflix, Inc.(a)	102,450
201	Take-Two Interactive Software, Inc.(a)	23,814
859	Walt Disney Co. (The)(a)	91,518
2,305	Warner Bros. Discovery, Inc.(a)	29,965

		270,729

	Food & Staples Retailing – 0.6%
127	BJ’s Wholesale Club Holdings, Inc.(a)	9,830
27	Costco Wholesale Corp.	13,541
72	Kroger Co. (The)	3,405
230	SpartanNash Co.	8,213
304	Sprouts Farmers Market, Inc.(a)	8,968
88	Walgreens Boots Alliance, Inc.	3,212
119	Walmart, Inc.	16,937

		64,106

	Food Products – 1.0%
224	Campbell Soup Co.	11,852
188	Conagra Brands, Inc.	6,900
117	Darling Ingredients, Inc.(a)	9,182
173	General Mills, Inc.	14,113
32	Hershey Co. (The)	7,641
191	Hormel Foods Corp.	8,872
84	Ingredion, Inc.	7,486
60	J.M. Smucker Co. (The)	9,040
169	Kellogg Co.	12,983
124	Kraft Heinz Co. (The)	4,770
108	McCormick & Co., Inc.	8,493
232	Mondelez International, Inc., Class A	14,263

		115,595

	Gas Utilities – 0.2%
291	New Jersey Resources Corp.	12,990
96	ONE Gas, Inc.	7,438

		20,428

	Health Care Equipment & Supplies – 0.9%
113	Abbott Laboratories	11,180

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – continued
81	Baxter International, Inc.	$4,403
33	Becton Dickinson & Co.	7,787
11	Cooper Cos., Inc. (The)	3,007
19	Edwards Lifesciences Corp.(a)	1,376
89	Globus Medical, Inc., Class A(a)	5,963
67	Haemonetics Corp.(a)	5,692
81	Intuitive Surgical, Inc.(a)	19,964
213	LeMaitre Vascular, Inc.	9,244
135	Medtronic PLC	11,791
45	Penumbra, Inc.(a)	7,716
27	Shockwave Medical, Inc.(a)	7,915
62	STAAR Surgical Co.(a)	4,394
9	Teleflex, Inc.	1,931

		102,363

	Health Care Providers & Services – 1.4%
131	Acadia Healthcare Co., Inc.(a)	10,650
64	Centene Corp.(a)	5,448
21	Chemed Corp.	9,804
22	Cigna Corp.	7,107
111	CVS Health Corp.	10,512
24	Elevance Health, Inc.	13,123
83	Encompass Health Corp.	4,519
164	HCA Healthcare, Inc.	35,665
71	Henry Schein, Inc.(a)	4,861
18	Humana, Inc.	10,045
20	Laboratory Corp. of America Holdings	4,437
226	Select Medical Holdings Corp.	5,804
125	Tenet Healthcare Corp.(a)	5,545
55	UnitedHealth Group, Inc.	30,533

		158,053

	Health Care Technology – 0.5%
989	Doximity, Inc., Class A(a)	26,179
171	Veeva Systems, Inc., Class A(a)	28,718

		54,897

	Hotels, Restaurants & Leisure – 1.9%
29	Booking Holdings, Inc.(a)	54,215
3	Chipotle Mexican Grill, Inc.(a)	4,495
101	Hilton Worldwide Holdings, Inc.	13,661
69	Jack in the Box, Inc.	6,088
96	Marriott Vacations Worldwide Corp.	14,185
74	McDonald’s Corp.	20,177
489	Starbucks Corp.	42,342
214	Travel & Leisure Co.	8,128
501	Yum China Holdings, Inc.	20,716
200	Yum! Brands, Inc.	23,650

		207,657

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.5%
41	DR Horton, Inc.	$3,152
266	KB Home	7,666
104	Meritage Homes Corp.(a)	7,921
594	PulteGroup, Inc.	23,754
353	Taylor Morrison Home Corp.(a)	9,298

		51,791

	Household Products – 0.5%
175	Church & Dwight Co., Inc.	12,973
76	Colgate-Palmolive Co.	5,612
262	Procter & Gamble Co. (The)	35,283

		53,868

	Independent Power & Renewable Electricity Producers – 0.1%
435	AES Corp. (The)	11,380

	Industrial Conglomerates – 0.5%
119	3M Co.	14,969
143	General Electric Co.	11,127
120	Honeywell International, Inc.	24,482

		50,578

	Insurance – 1.7%
29	Allstate Corp. (The)	3,661
392	American International Group, Inc.	22,344
32	Assurant, Inc.	4,347
46	Chubb Ltd.	9,885
153	First American Financial Corp.	7,711
91	Hanover Insurance Group, Inc. (The)	13,331
103	Hartford Financial Services Group, Inc. (The)	7,458
43	Marsh & McLennan Cos., Inc.	6,944
77	Prudential Financial, Inc.	8,100
236	Reinsurance Group of America, Inc.	34,732
132	Selective Insurance Group, Inc.	12,947
86	Travelers Cos., Inc. (The)	15,863
179	Willis Towers Watson PLC	39,060

		186,383

	Interactive Media & Services – 2.6%
671	Alphabet, Inc., Class A(a)	63,416
1,181	Alphabet, Inc., Class C(a)	111,794
727	Meta Platforms, Inc., Class A(a)	67,727
1,377	Pinterest, Inc., Class A(a)	33,874
249	Yelp, Inc.(a)	9,564

		286,375

	Internet & Direct Marketing Retail – 1.9%
242	Alibaba Group Holding Ltd., Sponsored ADR(a)	15,386
1,485	Amazon.com, Inc.(a)	152,124
629	eBay, Inc.	25,059

Shares	Description	Value (†)

Common Stocks – continued

	Internet & Direct Marketing Retail – continued
189	Etsy, Inc.(a)	$17,749

		210,318

	IT Services – 3.0%
46	Accenture PLC, Class A	13,059
43	Automatic Data Processing, Inc.	10,393
266	Block, Inc.(a)	15,979
147	Cognizant Technology Solutions Corp., Class A	9,151
60	Concentrix Corp.	7,334
331	Fiserv, Inc.(a)	34,007
88	Gartner, Inc.(a)	26,569
214	Global Payments, Inc.	24,452
43	International Business Machines Corp.	5,947
22	Jack Henry & Associates, Inc.	4,379
47	Mastercard, Inc., Class A	15,425
24	Paychex, Inc.	2,839
374	PayPal Holdings, Inc.(a)	31,259
61	Perficient, Inc.(a)	4,085
487	Shopify, Inc., Class A(a)	16,670
14	VeriSign, Inc.(a)	2,806
470	Visa, Inc., Class A	97,365
44	WEX, Inc.(a)	7,222

		328,941

	Leisure Products – 0.1%
462	Mattel, Inc.(a)	8,760

	Life Sciences Tools & Services – 0.5%
32	Agilent Technologies, Inc.	4,427
13	Danaher Corp.	3,272
141	Illumina, Inc.(a)	32,263
49	Repligen Corp.(a)	8,942
10	Thermo Fisher Scientific, Inc.	5,140

		54,044

	Machinery – 1.6%
65	AGCO Corp.	8,071
34	Caterpillar, Inc.	7,360
28	Chart Industries, Inc.(a)	6,241
70	Cummins, Inc.	17,116
49	Deere & Co.	19,395
60	Dover Corp.	7,841
90	Fortive Corp.	5,751
20	Illinois Tool Works, Inc.	4,270
148	ITT, Inc.	11,306
115	Oshkosh Corp.	10,120
210	PACCAR, Inc.	20,334
124	Parker-Hannifin Corp.	36,037
142	Terex Corp.	5,757
129	Toro Co. (The)	13,600

		173,199

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.8%
8	Cable One, Inc.	$6,875
96	Charter Communications, Inc., Class A(a)	35,292
798	Comcast Corp., Class A	25,329
332	Interpublic Group of Cos., Inc. (The)	9,890
158	New York Times Co. (The), Class A	4,576
91	Omnicom Group, Inc.	6,620
76	Paramount Global, Class B	1,392

		89,974

	Metals & Mining – 0.4%
98	Alcoa Corp.	3,825
279	Cleveland-Cliffs, Inc.(a)	3,624
193	Commercial Metals Co.	8,781
55	Newmont Corp.	2,328
19	Nucor Corp.	2,496
58	Reliance Steel & Aluminum Co.	11,686
143	Steel Dynamics, Inc.	13,449

		46,189

	Multi-Utilities – 0.1%
110	Consolidated Edison, Inc.	9,676
45	DTE Energy Co.	5,045
26	WEC Energy Group, Inc.	2,374

		17,095

	Multiline Retail – 0.2%
132	Kohl’s Corp.	3,954
311	Macy’s, Inc.	6,484
43	Target Corp.	7,063

		17,501

	Oil, Gas & Consumable Fuels – 2.9%
710	Antero Midstream Corp.	7,562
933	APA Corp.	42,414
169	Chevron Corp.	30,572
482	CNX Resources Corp.(a)	8,102
393	ConocoPhillips	49,553
68	Diamondback Energy, Inc.	10,684
408	EOG Resources, Inc.	55,700
259	EQT Corp.	10,837
345	Exxon Mobil Corp.	38,229
145	HF Sinclair Corp.	8,870
517	Kinder Morgan, Inc.	9,368
170	Marathon Oil Corp.	5,177
40	Occidental Petroleum Corp.	2,904
95	ONEOK, Inc.	5,635
48	Phillips 66	5,006
16	Pioneer Natural Resources Co.	4,103
252	Range Resources Corp.	7,177
940	Southwestern Energy Co.(a)	6,514
38	Valero Energy Corp.	4,771

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
191	Williams Cos., Inc. (The)	$6,251

		319,429

	Pharmaceuticals – 2.2%
259	Bristol-Myers Squibb Co.	20,065
17	Catalent, Inc.(a)	1,117
27	Eli Lilly & Co.	9,776
63	Jazz Pharmaceuticals PLC(a)	9,059
259	Johnson & Johnson	45,058
255	Merck & Co., Inc.	25,806
515	Novartis AG, Sponsored ADR	41,782
191	Novo Nordisk A/S, Sponsored ADR	20,789
143	Perrigo Co. PLC	5,760
391	Pfizer, Inc.	18,201
768	Roche Holding AG, Sponsored ADR	31,749
76	Zoetis, Inc.	11,459

		240,621

	Professional Services – 0.4%
126	Equifax, Inc.	21,362
89	Exponent, Inc.	8,478
116	Korn Ferry	6,448
49	Leidos Holdings, Inc.	4,978
69	ManpowerGroup, Inc.	5,406

		46,672

	Real Estate Management & Development – 0.3%
406	CBRE Group, Inc., Class A(a)	28,802
59	Jones Lang LaSalle, Inc.(a)	9,386

		38,188

	REITs - Apartments – 0.2%
35	AvalonBay Communities, Inc.	6,129
53	Camden Property Trust	6,124
131	Equity Residential	8,256

		20,509

	REITs - Diversified – 0.3%
606	American Assets Trust, Inc.	16,653
17	American Tower Corp.	3,522
11	Crown Castle, Inc.	1,466
152	VICI Properties, Inc.	4,867
89	Weyerhaeuser Co.	2,753

		29,261

	REITs - Health Care – 0.1%
611	Physicians Realty Trust	9,202
51	Ventas, Inc.	1,995
21	Welltower, Inc.	1,282

		12,479

Shares	Description	Value (†)

Common Stocks – continued

	REITs - Hotels – 0.0%
151	Host Hotels & Resorts, Inc.	$2,851

	REITs - Mortgage – 0.1%
422	KKR Real Estate Finance Trust, Inc.	7,351

	REITs - Office Property – 0.4%
1,076	Brandywine Realty Trust	7,059
528	Corporate Office Properties Trust	14,071
367	Douglas Emmett, Inc.	6,455
482	Easterly Government Properties, Inc.	8,382
163	Kilroy Realty Corp.	6,967

		42,934

	REITs - Shopping Centers – 0.2%
859	Brixmor Property Group, Inc.	18,305

	REITs - Single Tenant – 0.1%
296	National Retail Properties, Inc.	12,441

	REITs - Warehouse/Industrials – 0.0%
31	ProLogis, Inc.	3,433

	Road & Rail – 0.4%
269	CSX Corp.	7,817
23	J.B. Hunt Transport Services, Inc.	3,935
46	Norfolk Southern Corp.	10,491
91	Ryder System, Inc.	7,327
532	Uber Technologies, Inc.(a)	14,135
31	Union Pacific Corp.	6,111

		49,816

	Semiconductors & Semiconductor Equipment – 2.0%
68	Advanced Micro Devices, Inc.(a)	4,084
102	Analog Devices, Inc.	14,547
21	Broadcom, Inc.	9,873
88	Cirrus Logic, Inc.(a)	5,907
57	First Solar, Inc.(a)	8,298
394	Intel Corp.	11,201
200	Lattice Semiconductor Corp.(a)	9,702
73	Micron Technology, Inc.	3,949
546	NVIDIA Corp.	73,694
48	Qorvo, Inc.(a)	4,132
317	QUALCOMM, Inc.	37,298
62	Silicon Laboratories, Inc.(a)	7,125
39	Synaptics, Inc.(a)	3,455
96	Texas Instruments, Inc.	15,420
50	Universal Display Corp.	4,761
91	Wolfspeed, Inc.(a)	7,166

		220,612

	Software – 4.6%
81	Adobe, Inc.(a)	25,798

Shares	Description	Value (†)

Common Stocks – continued

	Software – continued
32	ANSYS, Inc.(a)	$7,077
26	Aspen Technology, Inc.(a)	6,278
291	Autodesk, Inc.(a)	62,361
25	Cadence Design Systems, Inc.(a)	3,785
101	CommVault Systems, Inc.(a)	6,150
20	Fair Isaac Corp.(a)	9,577
13	Intuit, Inc.	5,558
445	Microsoft Corp.	103,298
99	NortonLifeLock, Inc.	2,230
1,343	Oracle Corp.	104,848
48	Paylocity Holding Corp.(a)	11,126
64	Qualys, Inc.(a)	9,124
25	Roper Technologies, Inc.	10,363
438	Salesforce, Inc.(a)	71,214
57	SPS Commerce, Inc.(a)	7,212
16	Synopsys, Inc.(a)	4,681
16	Tyler Technologies, Inc.(a)	5,173
344	Workday, Inc., Class A(a)	53,602

		509,455

	Specialty Retail – 0.6%
29	Asbury Automotive Group, Inc.(a)	4,575
18	Best Buy Co., Inc.	1,232
94	Boot Barn Holdings, Inc.(a)	5,339
87	Dick’s Sporting Goods, Inc.	9,897
58	Five Below, Inc.(a)	8,488
63	Home Depot, Inc. (The)	18,656
27	Lithia Motors, Inc.	5,350
152	TJX Cos., Inc. (The)	10,959
61	Williams-Sonoma, Inc.	7,554

		72,050

	Technology Hardware, Storage & Peripherals – 0.7%
455	Apple, Inc.	69,770
191	Hewlett Packard Enterprise Co.	2,725
110	HP, Inc.	3,038

		75,533

	Textiles, Apparel & Luxury Goods – 0.4%
55	Crocs, Inc.(a)	3,891
37	Deckers Outdoor Corp.(a)	12,947
95	NIKE, Inc., Class B	8,805
1,859	Under Armour, Inc., Class A(a)	13,850

		39,493

	Thrifts & Mortgage Finance – 0.1%
1,221	MGIC Investment Corp.	16,667

	Trading Companies & Distributors – 0.1%
59	GATX Corp.	6,178

Shares	Description	Value (†)

Common Stocks – continued

	Water Utilities – 0.2%
92	American States Water Co.	$8,322
36	American Water Works Co., Inc.	5,232
197	Essential Utilities, Inc.	8,712

		22,266

	Total Common Stocks (Identified Cost $6,860,131)	6,460,791

Principal Amount

Bonds and Notes – 5.2%
	Automotive – 0.1%
$ 6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,521
3,000	Lear Corp., 4.250%, 5/15/2029	2,627
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,270

		11,418

	Banking – 0.8%
6,000	American Express Co., 3.700%, 8/03/2023	5,937
5,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	4,462
6,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	5,898
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	3,913
7,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	5,984
6,000	Citigroup, Inc., 4.600%, 3/09/2026	5,751
6,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	5,715
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,796
7,000	KeyCorp, MTN, 2.550%, 10/01/2029	5,636
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	3,529
3,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,738
4,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	3,392
7,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	6,316
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,815
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,836
3,000	State Street Corp., 2.400%, 1/24/2030	2,450

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$ 3,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	$2,276
7,000	Truist Bank, 3.200%, 4/01/2024	6,799
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,702

		88,945

	Brokerage – 0.1%
7,000	BlackRock, Inc., 2.400%, 4/30/2030	5,734
7,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	4,379

		10,113

	Building Materials – 0.1%
3,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	2,456
6,000	Owens Corning, 3.950%, 8/15/2029	5,265

		7,721

	Chemicals – 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,639

	Diversified Manufacturing – 0.1%
7,000	3M Co., 3.050%, 4/15/2030	5,990
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,499

		8,489

	Electric – 0.3%
6,000	Duke Energy Corp., 3.750%, 4/15/2024	5,887
7,000	Entergy Corp., 0.900%, 9/15/2025	6,131
4,000	Exelon Corp., 4.050%, 4/15/2030	3,588
5,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,969
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,752
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,455
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,611

		28,393

	Environmental – 0.0%
3,000	Republic Services, Inc., 1.450%, 2/15/2031	2,236

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Environmental – continued
$ 3,000	Waste Management, Inc., 2.950%, 6/01/2041	$2,107

		4,343

	Finance Companies – 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,608
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,488

		6,096

	Food & Beverage – 0.2%
5,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	4,342
6,000	General Mills, Inc., 4.000%, 4/17/2025	5,833
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,328
7,000	PepsiCo, Inc., 2.750%, 3/19/2030	6,047

		19,550

	Government Owned - No Guarantee – 0.1%
5,000	Equinor ASA, 3.625%, 4/06/2040	3,890
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	10,288

		14,178

	Health Insurance – 0.1%
6,000	Elevance Health, Inc., 4.101%, 3/01/2028	5,622
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,051

		10,673

	Healthcare – 0.2%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,769
5,000	Cigna Corp., 3.750%, 7/15/2023	4,948
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,753
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	3,776
4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	3,673
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	3,343

		22,262

	Integrated Energy – 0.1%
7,000	Exxon Mobil Corp., 2.992%, 3/19/2025	6,698

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Integrated Energy – continued
$ 5,000	Shell International Finance BV, 6.375%, 12/15/2038	$5,274

		11,972

	Life Insurance – 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	1,941
5,000	Manulife Financial Corp., 3.703%, 3/16/2032	4,261

		6,202

	Mortgage Related – 1.0%
26,820	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	21,977
12,757	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	10,858
14,559	FHLMC, 3.500%, 5/01/2052	12,821
980	FHLMC, 4.000%, 7/01/2052	891
19,126	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	15,122
17,642	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	14,511
17,789	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	15,219
13,194	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	11,634
421	FNMA, 4.000%, 3/01/2050	385
476	FNMA, 4.500%, with various maturities in 2049(b)	454

		103,872

	Natural Gas – 0.1%
7,000	NiSource, Inc., 0.950%, 8/15/2025	6,199

	Pharmaceuticals – 0.1%
6,000	AbbVie, Inc., 3.600%, 5/14/2025	5,757
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,146
4,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	3,634
4,000	Viatris, Inc., 3.850%, 6/22/2040	2,493

		15,030

	Property & Casualty Insurance – 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,406

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Railroads – 0.1%
$ 6,000	CSX Corp., 2.600%, 11/01/2026	$5,439

	REITs - Apartments – 0.0%
4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,255

	REITs - Health Care – 0.0%
4,000	Welltower, Inc., 2.800%, 6/01/2031	3,082

	REITs - Office Property – 0.1%
6,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	5,682
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,657
7,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	5,279

		13,618

	REITs - Single Tenant – 0.0%
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,793
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,414

		3,207

	REITs - Warehouse/Industrials – 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,196

	Restaurants – 0.0%
6,000	Starbucks Corp., 2.250%, 3/12/2030	4,861

	Retailers – 0.1%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	3,401
8,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	6,467

		9,868

	Technology – 0.3%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,723
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,387
5,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	4,123
5,000	Intel Corp., 2.450%, 11/15/2029	4,133
7,000	International Business Machines Corp., 4.000%, 6/20/2042	5,406

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$ 4,000	NVIDIA Corp., 2.850%, 4/01/2030	$3,404
6,000	Oracle Corp., 2.950%, 5/15/2025	5,641
5,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,755

		33,572

	Treasuries – 0.9%
12,000	U.S. Treasury Bond, 1.250%, 5/15/2050	6,183
6,000	U.S. Treasury Bond, 2.250%, 5/15/2041	4,326
7,000	U.S. Treasury Bond, 2.500%, 5/15/2046	4,995
16,000	U.S. Treasury Bond, 2.875%, 11/15/2046	12,307
17,000	U.S. Treasury Bond, 3.000%, 5/15/2045	13,409
9,000	U.S. Treasury Bond, 3.000%, 2/15/2048	7,107
12,000	U.S. Treasury Bond, 3.000%, 2/15/2049	9,575
25,000	U.S. Treasury Note, 0.375%, 11/30/2025	22,105
19,000	U.S. Treasury Note, 2.125%, 12/31/2022	18,941

		98,948

	Utility Other – 0.0%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	2,963

	Wireless – 0.0%
5,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,707

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,330
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 4.005%, 5/15/2025(c)	4,997

		6,327

	Total Bonds and Notes (Identified Cost $665,080)	571,544

Shares

Exchange-Traded Funds – 8.4%
15,622	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,167,779)	927,947

Mutual Funds – 13.4%
47,030	WCM Focused Emerging Markets Fund, Institutional Class	540,378

Shares	Description	Value (†)

Mutual Funds – continued
50,628	WCM Focused International Growth Fund, Institutional Class	$933,068

	Total Mutual Funds (Identified Cost $2,032,300)	1,473,446

Affiliated Mutual Funds – 10.9%
11,063	Loomis Sayles Inflation Protected Securities Fund, Class N	106,536
19,784	Mirova Global Green Bond Fund, Class N	162,825
95,836	Mirova International Sustainable Equity Fund, Class N	924,821

	Total Affiliated Mutual Funds (Identified Cost $1,592,976)	1,194,182

Principal Amount

Short-Term Investments – 3.4%
$ 370,183	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2022 at 1.100% to be repurchased at $370,194 on 11/01/2022 collateralized by $29,000 U.S. Treasury Note, 2.000% due 4/30/2024 valued at $27,917; $358,900 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $34,997 including accrued interest(d) (Identified Cost $370,183)	370,183

	Total Investments – 100.1% (Identified Cost $12,688,449)	10,998,093
	Other assets less liabilities – (0.1)%	(12,924)

	Net Assets – 100.0%	$10,985,169

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the value of Rule 144A holdings amounted to $9,039 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$46,078	$86,129	$11,236	$(1,613)	$(12,822)	$106,536	11,063	$5,589
Mirova Global Green Bond Fund, Class N	160,152	60,750	27,412	(5,413)	(25,252)	162,825	19,784	2,488
Mirova International Sustainable Equity Fund, Class N	914,773	368,550	85,597	(16,463)	(256,442)	924,821	95,836	—

	$1,121,003	$515,429	$124,245	$(23,489)	$(294,516)	$1,194,182	126,683	$8,077

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,460,791	$—	$—	$6,460,791
Bonds and Notes*	—	571,544	—	571,544
Exchange-Traded Funds	927,947	—	—	927,947
Mutual Funds	1,473,446	—	—	1,473,446
Affiliated Mutual Funds	1,194,182	—	—	1,194,182
Short-Term Investments	—	370,183	—	370,183

Total	$10,056,366	$941,727	$—	$10,998,093

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2022 (Unaudited)

Equity	89.0%
Fixed Income	7.7
Short-Term Investments	3.4

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%